Concentration	6 Months Ended
Feb. 28, 2015
Notes to Financial Statements
Note 12 - Concentration

During the six months ended February 28, 2015, the Company had revenues and receivable of $746,850 and $736,868, respectively.  Of these amounts, 93% of the revenues and 95% of the receivable were from Shadow Beverage and Snack, LLC.